Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.	Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2022
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	7,131,626	(4,622,992)	2,508,634
License rights of mobile games	427,726	(300,659)	127,067
Intellectual property and others	2,337,508	(646,419)	1,691,089

Total	9,896,860	(5,570,070)	4,326,790

	As of December 31, 2023
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	8,052,943	(5,759,614)	2,293,329
License rights of mobile games	328,702	(265,955)	62,747
Intellectual property and others	2,424,040	(1,152,583)	1,271,457

Total	10,805,685	(7,178,152)	3,627,533

Amortization expenses were RMB1,903.2 million, RMB2,581.3 million and RMB2,003.2 million for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment charge was recognized for any of the periods presented.
As of December 31, 2023, the licensed copyrights of content have weighted-average useful lives of 3.43 years.
The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2024	1,532,739
2025	953,211
2026	481,844
2027	220,076
2028	147,229
Thereafter	292,434

Total expected amortization expense	3,627,533